CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 15,444	$ 12,364
COST OF REVENUES	(5,116)	(2,696)
GROSS PROFIT	10,328	9,668
OPERATING EXPENSES
Research and development, net	1,510	1,802
Sales and marketing	2,869	3,222
General and administration	2,060	1,094
Total operating expenses	6,439	6,118
OPERATING INCOME	3,889	3,550
FINANCIAL EXPENSES, NET	111	100
INCOME BEFORE INCOME TAXES	3,778	3,450
INCOME TAX EXPENSES	630
NET INCOME	$ 3,148	$ 3,450
NET INCOME PER SHARE
Basic	$ 0.23	$ 0.26
Diluted	$ 0.22	$ 0.26
Weighted average number of ordinary shares used in computing basic income per share	13,862,731	13,391,037
Weighted average number of ordinary shares used in computing diluted income per share	14,048,570	13,471,288